Bank Loans (Tables)	6 Months Ended
Sep. 30, 2021
Subordinated Borrowings [Abstract]
Schedule of bank loans
	September 30, 2021 (Unaudited)	March 31, 2021

Car loans – current portion	$24,042	$37,122

	September 30, 2021 (Unaudited)	March 31, 2021

Car loans – non-current portion	$-	$6,292